Revenue - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Text Blocks Abstract
Revenue recognized from contract liabilities	₨ 21,696	₨ 18,880
Amounts reclassified from contract assets to receivables	15,541	13,944
Transaction price allocated to remaining performance obligations	₨ 317,612	₨ 328,191	₨ 384,881
Percentage of transaction price allocated to remaining performance obligation as revenues	66.00%	59.00%	59.00%
Explanation of when entity expects to recognise transaction price allocated to remaining performance obligations as revenue	59%, 59% and 66%, respectively is expected to be recognized as revenues within two years, and the remainder thereafter.	59%, 59% and 66%, respectively is expected to be recognized as revenues within two years, and the remainder thereafter.	59%, 59% and 66%, respectively is expected to be recognized as revenues within two years, and the remainder thereafter.